PROPERTY AND EQUIPMENT (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Property, plant and equipment [abstract]
Balance as of January 1	$ 6,879	$ 7,340
Additions	1,122	839
Disposals	(18)	(25)
Depreciation	(837)	(804)
Impairment	(9)	(1)
Translation adjustment	103	(689)
Other	(4)	19
Balance as of June 30	7,236	6,679
Additions to right-of-use assets	$ 89	$ 13